RELATED PARTY TRANSACTIONS (DETAILS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Proceeds from Sale of Agricultural Mortgage Loans to AXA Equitable	$ 42,000,000
Net gain (loss) realized on sale of agricultural mortgage loans to AXA Equitable	3,000,000
Expenses from Related Party Transactions	2,000,000	2,000,000	2,000,000
AXA Equitable [Member]
Related Party Transaction [Line Items]
Expenses from Related Party Transactions	57,000,000	54,000,000	53,000,000
Accounts payable, Related Party Transactions	23,000,000	11,000,000
Ceded Premiums Earned Affiliated	570,437	426,414	395,877
Ceded Claims and Benefits	0	0	894,972
AXA Global Life [Member]
Related Party Transaction [Line Items]
Assumed Premiums Earned	1,000,000	2,000,000	2,000,000
Assumed Claims and Benefits	1,000,000	1,000,000	2,000,000
AXA Arizona [Member]
Related Party Transaction [Line Items]
Ceded Premiums Earned Affiliated	317,488	334,772	361,422
AXA Distribution [Member]
Related Party Transaction [Line Items]
Expenses from Related Party Transactions	11,000,000	36,000,000	31,000,000
Revenue from Related Party Transactions	$ 25,000,000	$ 3,000,000	$ 3,000,000